Acquisitions and disposals	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Acquisitions and disposals

6.Acquisitions and disposals
In the first half of 2025, the Group completed the following business acquisitions and disposals:

Deal completion date	Acquired/disposed business
1 April 2025
Acquired 100% of Wild, a U.K. based company known for its natural, refillable deodorants, lip balms, body washes, and handwashes. The acquisition marks another step in the optimisation of Unilever’s portfolio towards premium and high growth spaces.

1 April 2025	Sold Conimex brand to Paulig Group. Conimex is an authentic Southeast Asian cuisine brand with an extensive line of spices, sauces, and meal kits.
1 April 2025	Acquired the remaining 20% of Nutraceutical Wellness, Inc. (Nutrafol), bringing the Group's ownership to 100%.
21 April 2025	HUL acquired 90.5% of Minimalist, an India based premium actives-led beauty brand. The transaction is part of the Beauty & Wellbeing portfolio journey towards evolving and higher growth demand spaces.
On 23 June 2025, Unilever signed an agreement to acquire the personal care brand Dr. Squatch from growth equity firm Summit Partners. The transaction is expected to close in Q4 2025.